JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

July 27, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I on behalf of

JPMorgan Tax Aware Income Opportunities Fund (the “Fund”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

We hereby submit for filing via EDGAR, on behalf of the Trust, pursuant to pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), Post-Effective Amendment No. 229 (Amendment No. 230 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The purpose of this filing is to reflect changes to some of the Fund’s investment strategies and associated risks.

If you have any questions concerning this filing, please call me at (212) 648-2083.

Very truly yours,

/s/ Pamela L. Woodley
Pamela L. Woodley
Assistant Secretary

Cc: Vincent J. Di Stefano